CONVERTIBLE NOTES - Disclosure of detailed information about borrowings (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2017	May 31, 2020	Aug. 31, 2019
Disclosure of detailed information about borrowings [line items]
Convertible Notes, beginning balance		$ 16,075
Convertible Notes, ending balance		17,320	$ 16,075
Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Convertible Notes, beginning balance		16,075	14,853
Transactions costs incurred	$ (1,049)		(79)
Interest payments		(687)	(1,374)
Accretion and interest incurred during the year		1,995	2,487
Gains (losses) on change in fair value of derivatives		(63)	188
Convertible Notes, ending balance		$ 17,320	$ 16,075